Pacer Metaurus US Large Cap Div Multiplier 400 ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 85.2%
Communication Services - 7.6%
Activision Blizzard, Inc. (a)	2,413	$223,830
Alphabet, Inc. - Class A (a)	20,047	2,660,638
Alphabet, Inc. - Class C (a)	17,244	2,295,349
AT&T, Inc.	24,123	350,266
Charter Communications, Inc. - Class A (a)	350	141,816
Comcast Corp. - Class A	14,035	635,224
Electronic Arts, Inc.	877	119,579
Fox Corp. - Class A	908	30,373
FOX Corp. - Class B	461	14,480
Live Nation Entertainment, Inc. (a)	485	42,559
Match Group, Inc. (a)	939	43,673
Meta Platforms, Inc. - Class A (a)	7,464	2,378,030
Netflix, Inc. (a)	1,498	657,577
News Corp. - Class A	1,284	25,449
News Corp. - Class B	395	7,943
Omnicom Group, Inc.	672	56,865
Paramount Global - Class B	1,710	27,411
Take-Two Interactive Software, Inc. (a)	534	81,670
The Interpublic Group of Cos., Inc.	1,301	44,533
T-Mobile US, Inc. (a)	1,942	267,549
Verizon Communications, Inc.	14,185	483,425
Walt Disney Co. (a)	6,164	547,918
Warner Bros Discovery, Inc. (a)	7,479	97,751
		11,233,908
Consumer Discretionary - 9.2%
Advance Auto Parts, Inc.	200	14,878
Amazon.com, Inc. (a)	30,121	4,026,575
Aptiv PLC (a)	913	99,964
AutoZone, Inc. (a)	61	151,385
Bath & Body Works, Inc.	772	28,610
Best Buy Co., Inc.	656	54,481
Booking Holdings, Inc. (a)	123	365,408
BorgWarner, Inc.	790	36,735
Caesars Entertainment, Inc. (a)	725	42,790
CarMax, Inc. (a)	533	44,031
Carnival Corp. (a)	3,388	63,830
Chipotle Mexican Grill, Inc. (a)	92	180,530
Darden Restaurants, Inc.	407	68,751
Domino's Pizza, Inc.	118	46,815
DR Horton, Inc.	1,045	132,736
eBay, Inc.	1,803	80,252
Etsy, Inc. (a)	415	42,185
Expedia Group, Inc. (a)	481	58,937
Ford Motor Co.	13,260	175,165
Garmin Ltd.	516	54,639
General Motors Co.	4,691	179,994
Genuine Parts Co.	474	73,811
Hasbro, Inc.	438	28,277
Hilton Worldwide Holdings, Inc.	891	138,542
Las Vegas Sands Corp. (a)	1,108	66,270
Lennar Corp. - Class A	855	108,440
LKQ Corp.	855	46,846
Lowe's Cos., Inc.	2,012	471,351
Marriott International, Inc.	869	175,373
McDonald's Corp.	2,463	722,152
MGM Resorts International	1,017	51,633
Mohawk Industries, Inc. (a)	178	18,929
Newell Brands, Inc.	1,271	14,184
NIKE, Inc. - Class B	4,157	458,891
Norwegian Cruise Line Holdings Ltd. (a)	1,430	31,560
NVR, Inc. (a)	10	63,064
O'Reilly Automotive, Inc. (a)	205	189,787
Phinia, Inc. (a)(c)	0	6
Pool Corp.	130	50,016
PulteGroup, Inc.	752	63,461
Ralph Lauren Corp.	137	17,992
Ross Stores, Inc.	1,153	132,180
Royal Caribbean Cruises Ltd. (a)	740	80,741
Starbucks Corp.	3,867	392,771
Tapestry, Inc.	782	33,743
Tesla Motors, Inc. (a)	9,090	2,430,939
The Home Depot, Inc.	3,416	1,140,397
The TJX Cos., Inc.	3,884	336,083
Tractor Supply Co.	369	82,652
Ulta Beauty, Inc. (a)	169	75,171
VF Corp.	1,114	22,068
Whirlpool Corp.	184	26,544
Wynn Resorts Ltd.	349	38,034
Yum! Brands, Inc.	945	130,098
		13,660,697
Consumer Staples - 5.8%
Altria Group, Inc.	6,022	273,519
Archer-Daniels-Midland Co.	1,837	156,071
Brown-Forman Corp. - Class B	617	43,560
Bunge Ltd.	507	55,096
Campbell Soup Co.	676	30,974
Church & Dwight Co., Inc.	823	78,736
Colgate-Palmolive Co.	2,798	213,375
Conagra Brands, Inc.	1,608	52,758
Constellation Brands, Inc. - Class A	543	148,130
Costco Wholesale Corp.	1,495	838,202
Dollar General Corp.	738	124,619
Dollar Tree, Inc. (a)	700	108,031
General Mills, Inc.	1,982	148,135
Hormel Foods Corp.	976	39,899
Kellogg Co.	866	57,927
Keurig Dr Pepper, Inc.	2,840	96,588
Kimberly-Clark Corp.	1,137	146,787
Lamb Weston Holdings, Inc.	491	50,882
McCormick & Co., Inc.	845	75,611
Molson Coors Brewing Co. - Class B	633	44,164
Mondelez International, Inc.	4,595	340,627
Monster Beverage Corp. (a)	2,578	148,209
PepsiCo, Inc.	4,647	871,127
Philip Morris International, Inc.	5,236	522,134
Sysco Corp.	1,709	130,414
Target Corp.	1,557	212,484
The Clorox Co.	416	63,016
The Coca-Cola Co.	13,133	813,327
The Estee Lauder Cos., Inc.	782	140,760
The Hershey Co.	496	114,730
The JM Smucker Co.	359	54,083
The Kraft Heinz Co.	2,690	97,324
The Kroger Co.	2,202	107,105
The Procter & Gamble Co.	7,952	1,242,898
Tyson Foods, Inc. - Class A	963	53,658
Walgreens Boots Alliance, Inc.	2,416	72,408
Walmart, Inc.	4,732	756,458
		8,523,826
Energy - 3.7%
APA Corp.	1,040	42,110
Baker Hughes Co.	3,415	122,223
Chevron Corp.	5,880	962,321
ConocoPhillips	4,083	480,651
Coterra Energy, Inc.	2,554	70,337
Devon Energy Corp.	2,165	116,910
Diamondback Energy, Inc.	611	90,012
EOG Resources, Inc.	1,973	261,482
EQT Corp.	1,220	51,460
Exxon Mobil Corp.	13,642	1,462,968
Halliburton Co.	3,044	118,960
Hess Corp.	932	141,412
Kinder Morgan, Inc.	6,655	117,860
Marathon Oil Corp.	2,082	54,694
Marathon Petroleum Corp.	1,431	190,352
Occidental Petroleum Corp.	2,424	153,027
ONEOK, Inc.	1,510	101,230
Phillips 66	1,548	172,679
Pioneer Natural Resources Co.	788	177,828
Schlumberger Ltd.	4,808	280,499
Targa Resources Corp.	763	62,558
The Williams Cos., Inc.	4,110	141,589
Valero Energy Corp.	1,220	157,270
		5,530,432
Financials - 11.0%
Aflac, Inc.	1,855	134,191
American Express Co.	2,006	338,773
American International Group, Inc.	2,442	147,204
Ameriprise Financial, Inc.	351	122,306
Aon PLC	688	219,128
Arch Capital Group Ltd. (a)	1,256	97,579
Arthur J Gallagher & Co.	721	154,871
Assurant, Inc.	179	24,077
Bank of America Corp.	23,394	748,608
Berkshire Hathaway, Inc. - Class B (a)	6,016	2,117,391
BlackRock, Inc.	505	373,119
Brown & Brown, Inc.	794	55,937
Capital One Financial Corp.	1,287	150,605
Cboe Global Markets, Inc.	356	49,726
Chubb Ltd.	1,397	285,561
Cincinnati Financial Corp.	529	56,910
Citigroup, Inc.	6,568	313,031
Citizens Financial Group, Inc.	1,632	52,648
CME Group, Inc.	1,214	241,537
Comerica, Inc.	442	23,850
Discover Financial Services	856	90,351
Everest Group Ltd.	143	51,553
FactSet Research Systems, Inc.	128	55,685
Fidelity National Information Services, Inc.	1,999	120,700
Fifth Third Bancorp	2,297	66,843
Fiserv, Inc. (a)	2,081	262,643
FleetCor Technologies, Inc. (a)	248	61,730
Franklin Resources, Inc.	963	28,158
Global Payments, Inc.	882	97,241
Globe Life, Inc.	298	33,427
Huntington Bancshares, Inc.	4,871	59,621
Intercontinental Exchange, Inc.	1,888	216,742
Invesco Ltd.	1,546	25,973
Jack Henry & Associates, Inc.	245	41,055
JPMorgan Chase & Co.	9,860	1,557,486
KeyCorp.	3,154	38,826
Lincoln National Corp.	520	14,581
Loews Corp.	638	39,971
M&T Bank Corp.	558	78,042
MarketAxess Holdings, Inc.	125	33,652
Marsh & McLennan Cos., Inc.	1,669	314,473
MasterCard, Inc. - Class A	2,822	1,112,658
MetLife, Inc.	2,170	136,645
Moody's Corp.	531	187,310
Morgan Stanley	4,396	402,498
MSCI, Inc.	269	147,434
Nasdaq, Inc.	1,142	57,660
Northern Trust Corp.	702	56,244
PayPal Holdings, Inc. (a)	3,763	285,311
Principal Financial Group, Inc.	762	60,861
Prudential Financial, Inc.	1,231	118,779
Raymond James Financial, Inc.	643	70,775
Regions Financial Corp.	3,165	64,471
S&P Global, Inc.	1,106	436,328
Signature Bank	150	7
State Street Corp.	1,127	81,640
SVB Financial Group (a)	141	41
Synchrony Financial	1,445	49,910
T Rowe Price Group, Inc.	758	93,431
The Allstate Corp.	885	99,722
The Bank of New York Mellon Corp.	2,423	109,907
The Charles Schwab Corp.	5,014	331,425
The Goldman Sachs Group, Inc.	1,121	398,930
The Hartford Financial Services Group, Inc.	1,045	75,115
The PNC Financial Services Group, Inc.	1,345	184,117
The Progressive Corp.	1,975	248,810
The Travelers Cos., Inc.	779	134,463
Truist Financial Corp.	4,493	149,257
US Bancorp	4,707	186,774
Visa, Inc. - Class A	5,460	1,298,006
W R Berkley Corp.	677	41,764
Wells Fargo & Co.	12,661	584,432
Willis Towers Watson PLC	358	75,656
Zions Bancorp	499	19,087
		16,295,273
Health Care - 11.4%
Abbott Laboratories	5,866	653,062
AbbVie, Inc.	5,953	890,450
Agilent Technologies, Inc.	997	121,405
Align Technology, Inc. (a)	239	90,316
AmerisourceBergen Corp.	545	101,860
Amgen, Inc.	1,801	421,704
Baxter International, Inc.	1,706	77,162
Becton Dickinson & Co.	958	266,918
Biogen, Inc. (a)	488	131,853
Bio-Rad Laboratories, Inc. - Class A (a)	71	28,781
Bio-Techne Corp.	530	44,202
Boston Scientific Corp. (a)	4,851	251,524
Bristol-Myers Squibb Co.	7,088	440,803
Cardinal Health, Inc.	858	78,481
Catalent, Inc. (a)	608	29,500
Centene Corp. (a)	1,851	126,035
Charles River Laboratories International, Inc. (a)	172	36,041
Cigna Corp.	997	294,215
CVS Health Corp.	4,325	323,034
Danaher Corp.	2,239	571,079
DaVita, Inc. (a)	186	18,970
DENTSPLY SIRONA, Inc.	715	29,687
DexCom, Inc. (a)	1,307	162,800
Edwards Lifesciences Corp. (a)	2,045	167,833
Elevance Health, Inc.	799	376,832
Eli Lilly & Co.	2,657	1,207,739
GE HealthCare Technologies, Inc.	1,318	102,804
Gilead Sciences, Inc.	4,207	320,321
HCA Healthcare, Inc.	695	189,603
Henry Schein, Inc. (a)	440	34,668
Hologic, Inc. (a)	830	65,919
Humana, Inc.	420	191,869
IDEXX Laboratories, Inc. (a)	278	154,215
Illumina, Inc. (a)	532	102,224
Incyte Corp. (a)	625	39,825
Insulet Corp. (a)	234	64,759
Intuitive Surgical, Inc. (a)	1,181	383,116
IQVIA Holdings, Inc. (a)	626	140,074
Johnson & Johnson	8,769	1,469,071
Laboratory Corp. of American Holdings	297	63,537
McKesson Corp.	458	184,299
Medtronic PLC	4,488	393,867
Merck & Co., Inc.	8,561	913,031
Mettler-Toledo International, Inc. (a)	73	91,795
Moderna, Inc. (a)	1,106	130,132
Molina Healthcare, Inc. (a)	196	59,680
Organon & Co.	859	18,881
Pfizer, Inc.	19,049	686,907
Quest Diagnostics, Inc.	377	50,974
Regeneron Pharmaceuticals, Inc. (a)	363	269,313
ResMed, Inc.	495	110,063
Revvity, Inc.	422	51,885
STERIS PLC	335	75,559
Stryker Corp.	1,139	322,804
Teleflex, Inc.	158	39,685
The Cooper Cos., Inc.	167	65,340
Thermo Fisher Scientific, Inc.	1,300	713,258
UnitedHealth Group, Inc.	3,140	1,590,002
Universal Health Services, Inc. - Class B	212	29,460
Vertex Pharmaceuticals, Inc. (a)	868	305,831
Viatris, Inc.	4,044	42,583
Waters Corp. (a)	199	54,966
West Pharmaceutical Services, Inc.	249	91,642
Zimmer Biomet Holdings, Inc.	702	96,981
Zoetis, Inc.	1,559	293,232
		16,946,461
Industrials - 7.4%
3M Co.	1,861	207,502
A O Smith Corp.	419	30,432
Alaska Air Group, Inc. (a)	430	20,911
Allegion PLC	295	34,474
American Airlines Group, Inc. (a)	2,202	36,883
AMETEK, Inc.	777	123,232
Automatic Data Processing, Inc.	1,394	344,680
Axon Enterprise, Inc. (a)	236	43,879
Broadridge Financial Solutions, Inc.	397	66,664
Carrier Global Corp.	2,816	167,693
Caterpillar, Inc.	1,738	460,865
Ceridian HCM Holding, Inc. (a)	522	36,963
CH Robinson Worldwide, Inc.	392	39,271
Cintas Corp.	290	145,592
Copart, Inc. (a)	1,446	127,812
CSX Corp.	6,859	228,542
Cummins, Inc.	477	124,402
Deere & Co.	910	390,936
Delta Air Lines, Inc.	2,168	100,292
Dover Corp.	472	68,898
Eaton Corp. PLC	1,343	275,745
Emerson Electric Co.	1,927	176,031
Equifax, Inc.	412	84,081
Expeditors International of Washington, Inc.	515	65,560
Fastenal Co.	1,925	112,824
FedEx Corp.	780	210,561
Fortive Corp.	1,191	93,315
Generac Holdings, Inc. (a)	209	32,123
General Dynamics Corp.	759	169,697
General Electric Co.	3,674	419,718
Honeywell International, Inc.	2,244	435,628
Howmet Aerospace, Inc.	1,241	63,465
Huntington Ingalls Industries, Inc.	133	30,546
IDEX Corp.	254	57,356
Illinois Tool Works, Inc.	933	245,678
Ingersoll Rand, Inc.	1,365	89,094
Jacobs Solutions, Inc.	426	53,425
JB Hunt Trasport Services, Inc.	278	56,695
Johnson Controls International PLC	2,315	161,008
L3Harris Technologies, Inc.	639	121,084
Leidos Holdings, Inc.	463	43,304
Lockheed Martin Corp.	760	339,241
Masco Corp.	759	46,056
Nordson Corp.	181	45,541
Norfolk Southern Corp.	768	179,397
Northrop Grumman Corp.	481	214,045
Old Dominion Freight Line, Inc.	303	127,105
Otis Worldwide Corp.	1,394	126,798
PACCAR, Inc.	1,762	151,761
Parker-Hannifin Corp.	431	176,714
Paychex, Inc.	1,082	135,759
Paycom Software, Inc.	164	60,477
Pentair PLC	555	38,573
Quanta Services, Inc.	489	98,592
Republic Services, Inc.	693	104,719
Robert Half Interntional, Inc.	363	26,916
Rockwell Automation, Inc.	386	129,808
Rollins, Inc.	781	31,888
RTX Corp.	4,929	433,407
Snap-On, Inc.	178	48,494
Southwest Airlines Co.	2,007	68,559
Stanley Black & Decker, Inc.	516	51,223
Textron, Inc.	680	52,884
The Boeing Co. (a)	1,907	455,487
Trane Technologies PLC	769	153,369
TransDigm Group, Inc.	176	158,351
Union Pacific Corp.	2,056	477,033
United Airlines Holdings, Inc. (a)	1,106	60,067
United Parcel Service, Inc. - Class B	2,445	457,533
United Rentals, Inc.	231	107,341
Verisk Analytics, Inc.	488	111,723
W.W. Grainger, Inc.	151	111,512
Waste Management, Inc.	1,249	204,574
Westinghouse Air Brake Technologies Corp.	607	71,893
Xylem, Inc.	807	90,989
		10,944,690
Information Technology - 24.6%
Accenture PLC - Class A	2,131	674,142
Adobe, Inc. (a)	1,547	844,925
Advanced Micro Devices, Inc. (a)	5,433	621,535
Akamai Technologies, Inc. (a)	513	48,478
Amphenol Corp.	2,008	177,326
Analog Devices, Inc.	1,706	340,398
ANSYS, Inc. (a)	291	99,551
Apple, Inc.	49,891	9,801,087
Applied Materials, Inc.	2,850	432,032
Arista Networks, Inc. (a)	841	130,431
Autodesk, Inc. (a)	721	152,845
Broadcom, Inc.	1,406	1,263,502
Cadence Design System, Inc. (a)	920	215,289
CDW Corp.	455	85,117
Cisco Systems, Inc.	13,820	719,193
Cognizant Technology Solutions Corp.	1,712	113,043
Corning, Inc.	2,582	87,633
DXC Technology Co. (a)	768	21,235
Enphase Energy, Inc. (a)	462	70,145
EPAM Systems, Inc. (a)	195	46,178
F5, Inc. (a)	203	32,123
Fair Isaac Corp. (a)	83	69,552
First Solar, Inc. (a)	335	69,479
Fortinet, Inc. (a)	2,198	170,829
Gartner, Inc. (a)	265	93,701
Gen Digital, Inc.	1,918	37,305
Hewlett Packard Enterprise Co.	4,372	75,985
HP, Inc.	2,925	96,028
Intel Corp.	14,074	503,427
International Business Machines Corp.	3,064	441,768
Intuit, Inc.	946	484,068
Juniper Networks, Inc.	1,085	30,163
Keysight Technologies, Inc. (a)	599	96,487
KLA Corp.	463	237,959
Lam Research Corp.	453	325,476
Microchip Technology, Inc.	1,848	173,601
Micron Technology, Inc.	3,692	263,572
Microsoft Corp.	25,090	8,428,233
Monolithic Power Systems, Inc.	152	85,042
Motorola Solutions, Inc.	564	161,659
NetApp, Inc.	720	56,167
NVIDIA Corp.	8,345	3,899,535
NXP Semiconductors NV	875	195,108
ON Semiconductor Corp. (a)	1,456	156,884
Oracle Corp.	5,192	608,658
Palo Alto Networks, Inc. (a)	1,020	254,959
PTC, Inc. (a)	359	52,346
Qorvo, Inc. (a)	337	37,077
QUALCOMM, Inc.	3,757	496,563
Roper Technologies, Inc.	359	177,005
salesforce.com, Inc. (a)	3,302	742,983
Seagate Technology Holdings PLC	649	41,212
ServiceNow, Inc. (a)	686	399,938
Skyworks Solutions, Inc.	536	61,302
SolarEdge Technologies, Inc. (a)	190	45,877
Synopsys, Inc. (a)	513	231,773
TE Connectivity Ltd.	1,063	152,530
Teledyne Technologies, Inc. (a)	159	61,140
Teradyne, Inc.	522	58,955
Texas Instruments, Inc.	3,062	551,160
Trimble, Inc. (a)	835	44,923
Tyler Technologies, Inc. (a)	140	55,528
VeriSign, Inc. (a)	306	64,551
Western Digital Corp. (a)	1,079	45,922
Zebra Technologies Corp. (a)	173	53,277
		36,365,915
Materials - 2.2%
Air Products & Chemicals, Inc.	748	228,387
Albemarle Corp.	395	83,851
Amcor PLC	4,963	50,920
Avery Dennison Corp.	271	49,867
Ball Corp.	1,061	62,270
Celanese Corp.	337	42,256
CF Industries Holdings, Inc.	657	53,927
Corteva, Inc.	2,397	135,263
Dow, Inc.	2,385	134,681
DuPont de Nemours, Inc.	1,548	120,171
Eastman Chemical Co.	401	34,318
Ecolab, Inc.	835	152,922
FMC Corp.	420	40,417
Freeport-McMoRan, Inc.	4,836	215,927
International Flavors & Fragrances, Inc.	859	72,680
International Paper Co.	1,170	42,190
Linde PLC	1,650	644,605
LyondellBasell Industries NV	855	84,525
Martin Marietta Materials, Inc.	208	92,864
Mosaic Co.	1,120	45,651
Newmont Goldcorp Corp.	2,680	115,026
Nucor Corp.	846	145,588
Packaging Corp. of America	303	46,465
PPG Industries, Inc.	794	114,257
Sealed Air Corp.	487	22,217
Steel Dynamics, Inc.	541	57,660
The Sherwin-Williams Co.	791	218,711
Vulcan Materials Co.	447	98,563
Westrock Co.	863	28,729
		3,234,908
Real Estate - 0.1%
CBRE Group, Inc. (a)	1,047	87,225
CoStar Group, Inc. (a)	1,378	115,711
		202,936
Utilities - 2.2%
Alliant Energy Corp.	847	45,518
Ameren Corp.	884	75,732
American Electric Power Co., Inc.	1,736	147,109
American Water Works Co., Inc.	656	96,714
Atmos Energy Corp.	487	59,273
CenterPoint Energy, Inc.	2,129	64,062
CMS Energy Corp.	983	60,032
Consolidated Edison, Inc.	1,168	110,797
Constellation Energy Corp.	1,094	105,735
Dominion Energy, Inc.	2,819	150,957
DTE Energy Co.	694	79,324
Duke Energy Corp.	2,600	243,412
Edison International	1,291	92,900
Entergy Corp.	712	73,122
Evergy, Inc.	775	46,477
Eversource Energy	1,176	85,060
Exelon Corp.	3,356	140,482
FirstEnergy Corp.	1,836	72,320
NextEra Energy, Inc.	6,827	500,419
NiSource, Inc.	1,393	38,781
NRG Energy, Inc.	777	29,518
PG&E Corp. (a)	5,455	96,063
Pinnacle West Capital Corp.	381	31,554
PPL Corp.	2,486	68,440
Public Service Enterprise Group, Inc.	1,683	106,231
Sempra	1,062	158,259
The AES Corp.	2,257	48,819
The Southern Co.	3,679	266,139
WEC Energy Group, Inc.	1,064	95,611
Xcel Energy, Inc.	1,857	116,490
		3,305,350
TOTAL COMMON STOCKS (Cost $115,512,468)		126,244,396

REAL ESTATE INVESTMENT TRUSTS - 2.1%
Alexandria Real Estate Equities, Inc.	530	66,610
American Tower Corp.	1,572	299,167
AvalonBay Communities, Inc.	479	90,363
Boston Properties, Inc.	481	32,049
Camden Property Trust	359	39,163
Crown Castle, Inc.	1,462	158,320
Digital Realty Trust, Inc.	982	122,377
Equinix, Inc.	315	255,125
Equity Residential	1,149	75,765
Essex Property Trust, Inc.	216	52,607
Extra Space Storage, Inc.	710	99,095
Federal Realty Investment Trust	246	24,974
Healthpeak Properties, Inc.	1,845	40,276
Host Hotels & Resorts, Inc.	2,398	44,123
Invitation Homes, Inc.	1,961	69,616
Iron Mountain, Inc.	983	60,356
Kimco Realty Corp.	2,090	42,343
Mid-America Apartment Communities, Inc.	392	58,667
Prologis, Inc.	3,115	388,596
Public Storage	533	150,173
Realty Income Corp.	2,272	138,524
Regency Centers Corp.	518	33,945
SBA Communications Corp.	365	79,917
Simon Property Group, Inc.	1,103	137,434
UDR, Inc.	1,042	42,597
Ventas, Inc.	1,348	65,405
VICI Properties, Inc.	3,388	106,654
Welltower, Inc.	1,677	137,766
Weyerhaeuser Co.	2,470	84,128
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,239,271)		2,996,135
	Principal Amount
SHORT-TERM INVESTMENTS - 11.7%
Money Market Deposit Accounts - 1.0%
U.S. Bank Money Market Deposit Account 4.210% (b)	$1,506,620	1,506,620

U.S. Treasury Notes & Bonds - 9.4%
United States Treasury Notes
0.125%, 09/15/2023	4,250,000	4,223,463
1.500%, 02/29/2024	6,500,000	6,355,961
0.375%, 09/15/2024	2,000,000	1,893,047
1.750%, 03/15/2025	1,500,000	1,422,334
		13,894,805
U.S. Treasury Bill - 1.3%
United States Treasury Bill
0.000%, 12/28/2023	2,000,000	1,956,397
TOTAL SHORT-TERM INVESTMENTS (Cost $17,418,191)		17,357,822

Total Investments (Cost $136,169,930) - 99.0%		146,598,353
Other Assets in Excess of Liabilities - 1.0%		1,534,393
TOTAL NET ASSETS - 100.0%		$148,132,746

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2023.
(c)	Less than 0.5 shares and $0.50.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Schedule of Open Futures Contracts July 31, 2023 (Unaudited)
Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
424	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	$7,345,800	$330,181
424	Long	S&P 500 Annual Dividend Futures Index (a)	12/20/2024	7,351,100	417,581
424	Long	S&P 500 Annual Dividend Futures Index (a)	12/19/2025	7,266,300	504,936
					$1,252,698

(a) Exchange traded.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 126,244,396	$ -	$ -	$ -	$ 126,244,396
Real Estate Investment Trusts	2,996,135	-	-	-	2,996,135
Short-Term Investments	17,357,822	-	-	-	17,357,822
Total Investments in Securities	$ 146,598,353	$ -	$ -	$ -	$ 146,598,353

Other Financial Instruments (a)
Futures Contracts	$ 1,252,698	$ -	$ -	$ -	$ 1,252,698
^ See the Schedules of Investments for sector breakouts.
(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.